Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on Wangyibao accounts		¥ 756,433	¥ 622,021
Marketing expenses		587,118	294,401
Accrued fixed assets related payables		171,733	80,942
Server custody fees and telecommunication charges		91,861	64,614
Accrued revenue sharing		56,720	27,838
Other staff related cost		26,793	23,203
Content cost		82,998	13,354
Professional fees		16,594	11,939
Accrued freight and warehousing charge		86,817	58
Others		185,639	81,825
Total accrued liabilities and other payables	$ 342,451	2,218,330	1,357,228
Restricted Stock Units (RSU)
Accrued Liabilities and Other Payables
RSU payables		¥ 155,624	¥ 137,033